As filed with the Securities and Exchange Commission on June 1, 2017

File Nos. 033-39088
811-06243

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.

Post-Effective Amendment No.	80	[X]

\and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No.	82	[X]

FRANKLIN STRATEGIC SERIES
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices)(Zip Code)

(650) 312-2000
Registrant's Telephone Number, Including Area Code

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on June 9, 2017 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(a)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 78/80 to the Registrant's registration statement on Form N-1A (PEA 78/80) filed on August 26, 2016 (Accession No. 0001379491-16-005399) as it relates only to the prospectuses (Part A) and statements of additional information (SAI) (Part B) of the Franklin Growth Opportunities Fund and Franklin Strategic Income Fund, each a series of Registrant (Funds).  The prospectuses and SAIs of the Funds, as filed in PEA 78/80], are incorporated into this Amendment by reference.  This Amendment is being filed to register an additional class of shares for the Fund under the 1933 Act.  This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

194 P1 06/17

SUPPLEMENT DATED June 9, 2017

TO THE PROSPECTUS DATED SEPTEMBER 1, 2016

OF

FRANKLIN STRATEGIC INCOME FUND

(a series of Franklin Strategic Series)

The prospectus is amended as follows:

I.          The Franklin Strategic Income Fund will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.          The table listing the Fund’s classes on the cover of the prospectus is replaced with the following:

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Franklin Strategic Income Fund	FRSTX	Pending	FSGCX	FKSRX	FGKNX	FKSAX

III.         The following replaces the “Fund Summary – Fees and Expenses of the Fund” section of the prospectus beginning on page 2:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 44 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 75 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	0.25%	0.25%	0.65%	0.50%	None	None
Other expenses[1]	0.17%	0.17%	0.17%	0.17%	0.03%	0.17%
Acquired fund fees and expenses[2]	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total annual Fund operating expenses[2]	0.92%	0.92%	1.32%	1.17%	0.53%	0.67%
Fee waiver and/or expense reimbursement[3]	-0.04%	-0.04%	-0.04%	-0.04%	-0.04%	-0.04%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.88%	0.88%	1.28%	1.13%	0.49%	0.63%

1

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

2.         Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3.  The investment manager has contractually agreed in advance to reduce its fee for the next 12-month period as a result of the Fund's investment in one or more Franklin Templeton affiliated funds (acquired fund), including a Franklin Templeton money fund. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$514	$711	$925	$1,540
Class T	$338	$533	$745	$1,354
Class C	$234	$424	$736	$1,622
Class R	$119	$377	$656	$1,452
Class R6	$53	$175	$308	$695
Advisor Class	$68	$220	$386	$867
If you do not sell your shares:
Class C	$134	$424	$736	$1,622

IV.        The following replaces the “Fund Summary – Performance” section of the prospectus beginning on page 9:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The Lipper Multi-Sector Income Funds Classification Average in the table shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

2

Best Quarter:	Q2'09	9.70%
Worst Quarter:	Q4'08	-5.72%
As of March 31, 2017, the Fund's year-to-date return was 1.91%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Franklin Strategic Income Fund - Class A
Return Before Taxes	3.35%	3.13%	4.62%
Return After Taxes on Distributions	2.21%	1.15%	2.46%
Return After Taxes on Distributions and Sale of Fund Shares	1.87%	1.58%	2.69%
Franklin Strategic Income Fund - Class T	5.33%	3.50%	4.81%
Franklin Strategic Income Fund - Class C	6.44%	3.60%	4.65%
Franklin Strategic Income Fund - Class R	7.63%	3.76%	4.82%
Franklin Strategic Income Fund - Class R6	8.40%	1.78%[1]	—
Franklin Strategic Income Fund - Advisor Class	8.24%	4.29%	5.35%
Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Lipper Multi-Sector Income Funds Classification Average (index reflects no deduction for fees, expenses or taxes)	-1.68%	3.46%	4.74%

1. Since inception May 1, 2013.

No one index is representative of the Fund's portfolio.

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares. Class T shares performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

3

V.         In the “Fund Summary” section, the paragraph under “Purchase and Sale of Fund Shares” on page 12 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

VI.        The following is added to the financial highlights charts in the “Financial Highlights” section of the prospectus beginning on page 39:

Class A
Six Months Ended October 31, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 9.32
Income from investment operations[a]:
Net investment income[b]	0.20
Net realized and unrealized gains	0.24
Total from investment operations	0.44
Less distributions from net investment income and net foreign currency gains	(0.11)
Net asset value, end of period	$ 9.65
Total return[c]	4.70%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.89%
Expenses net of waiver and payments by affiliates[e]	0.81%
Net investment income	4.12%
Supplemental data
Net assets, end of period (000’s)	$4,264,538
Portfolio turnover rate	86.52%
Portfolio turnover rate excluding mortgage dollar rolls	62.45%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d. Ratios are annualized for periods less than one year.

e. Benefit of expense reduction rounds to less than 0.01%.

Class C
Six Months Ended October 31, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 9.31
Income from investment operations[a]:
Net investment income[b]	0.18
Net realized and unrealized gains (losses)	0.25
Total from investment operations	0.43
Less distributions from net investment income and net foreign currency gains	(0.09)
Net asset value, end of period	$ 9.65
Total return[c]	4.61%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.28%
Expenses net of waiver and payments by affiliates[e]	1.20%
Net investment income	3.73%
Supplemental data
Net assets, end of period (000’s)	$1,548,807
Portfolio turnover rate	86.52%
Portfolio turnover rate excluding mortgage dollar rolls	62.45%

4

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d. Ratios are annualized for periods less than one year.

e. Benefit of expense reduction rounds to less than 0.01%.

Class R
Six Months Ended October 31, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 9.28
Income from investment operations[a]:
Net investment income[b]	0.19
Net realized and unrealized gains (losses)	0.24
Total from investment operations	0.43
Less distributions from net investment income and net foreign currency gains	(0.09)
Net asset value, end of period	$ 9.62
Total return[c]	4.70%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.14%
Expenses net of waiver and payments by affiliates[e]	1.06%
Net investment income	3.87%
Supplemental data
Net assets, end of period (000’s)	$168,960
Portfolio turnover rate	86.52%
Portfolio turnover rate excluding mortgage dollar rolls	62.45%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return is not annualized for periods less than one year.

d. Ratios are annualized for periods less than one year.

5

e. Benefit of expense reduction rounds to less than 0.01%.

Class R6
Six Months Ended October 31, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 9.33
Income from investment operations[a]:
Net investment income[b]	0.22
Net realized and unrealized gains (losses)	0.24
Total from investment operations	0.46
Less distributions from net investment income and net foreign currency gains	(0.12)
Net asset value, end of period	$ 9.67
Total return[c]	5.01%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.49%
Expenses net of waiver and payments by affiliates[e]	0.41%
Net investment income	4.52%
Supplemental data
Net assets, end of period (000’s)	$515,589
Portfolio turnover rate	86.52%
Portfolio turnover rate excluding mortgage dollar rolls	62.45%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return is not annualized for periods less than one year.

d. Ratios are annualized for periods less than one year.

e. Benefit of expense reduction rounds to less than 0.01%.

Advisor Class
Six Months Ended October 31, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 9.33
Income from investment operations[a]:
Net investment income[b]	0.21
Net realized and unrealized gains (losses)	0.24
Total from investment operations	0.45
Less distributions from net investment income and net foreign currency gains	(0.12)
Net asset value, end of period	$ 9.66
Total return[c]	4.82%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.64%
Expenses net of waiver and payments by affiliates[e]	0.56%
Net investment income	4.37%
Supplemental data
Net assets, end of period (000’s)	$977,538
Portfolio turnover rate	86.52%
Portfolio turnover rate excluding mortgage dollar rolls	62.45%

6

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b. Based on average daily shares outstanding.

c. Total return is not annualized for periods less than one year.

d. Ratios are annualized for periods less than one year.

e. Benefit of expense reduction rounds to less than 0.01%.

VII.       The first table of the “Your Account – Choosing a Share Class” section on page 44 is replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 4.25% or less	Initial sales charge of 2.50% or less	No initial sales charge	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge is not applicable	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Lower annual expenses than Class C or R due to lower distribution fees (same as Class A)	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Fund began offering Class T shares on June 12, 2017.

VIII.       The “Your Account – Choosing a Share Class – Class A, C & R” section heading on page 44 is replaced with “Choosing a Share Class - Class A, T, C & R.”

IX.        The following is added to the “Your Account - Choosing a Share Class” section beginning on page 44:

Sales Charges - Class T
when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $250,000	2.50	2.56
$250,000 but under $500,000	2.00	2.04
$500,000 but under $1 million	1.50	1.52
$1 million or more	1.00	1.01

1.     The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Distribution and Service (12b-1) Fees

Class T has a distribution plan, sometimes known as a Rule 12b-1 plan, which allows the Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class T shares and provide other services to shareholders. Because these fees are paid out of Class T’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

7

X.         The first sentence of the first paragraph of the “Your Account – Choosing a Share Class – Reinstatement Privilege” section on page 50 is replaced with the following:

If you sell any class of shares of a Franklin Templeton Investments fund (except Class T), you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class without an initial sales charge.

XI.        The “Your Account – Buying Shares – Minimum Investments – Class A, C & R” section heading on page 53 is replaced with “Minimum Investments – Class A, T, C & R.”

XII.       The first heading and paragraph of the “Your Account – Exchanging Shares – Exchange Privilege” section on page 61 is replaced with the following:

Class A, T, C & R

You can exchange shares between most Franklin Templeton funds within the same class,* generally without paying any additional sales charges. If you exchange shares from a money fund and those shares were not charged a sales charge previously, however, a sales charge may apply.  Further, any exchange between Franklin Templeton funds within Class T are subject to the Class T sales charges described under "Your Account — Choosing a Share Class — Class A, T, C & R — Sales Charges - Class T."

XIII.       The “Your Account – Account Policies – Calculating Share Price – Class A & C” section heading on page 65 is replaced with “Class A, T & R.”

XIV.      The “Your Account – Account Policies – Dealer Compensation – Class A, C & R” section heading on page 72 is replaced with “Class A, T, C & R” and the table on page 73 is replaced with the following:

	Class A	Class T	Class C	Class R
Commission (%)	--	--	1.00[1]	--
Investment under $100,000	4.00	2.50	--	--
$100,000 but under $250,000	2.80	2.50	--	--
$250,000 but under $500,000	2.00	2.00	--	--
$500,000 but under $1 million	1.60	1.50	--	--
$1 million or more	up to 0.75[2]	1.00	--	--
12b-1 fee to dealer	0.25[2]	0.25	0.65[3]	0.50

Please keep this supplement with your prospectus for future reference.

8

FSS1 P1 06/17

SUPPLEMENT DATED JUNE 9, 2017

TO THE PROSPECTUS DATED SEPTEMBER 1, 2016

OF

FRANKLIN GROWTH OPPORTUNITIES FUND

(a series of Franklin Strategic Series)

The prospectus is amended as follows:

I.          The Franklin Growth Opportunities Fund will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.          The table listing the Fund’s classes on the cover of the prospectus is replaced with the following:

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Franklin Growth Opportunities Fund	FGRAX	Pending	FKACX	FKARX	FOPPX	FRAAX

III.         The following replaces the “Fund Summaries – Franklin Growth Opportunities Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 9:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 83 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 53 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Management fees[1]	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and service (12b-1) fees	0.25%	0.25%	1.00%	0.50%	None	None
Other expenses[2,3]	0.24%	0.24%	0.24%	0.24%	0.03%	0.24%
Total annual Fund operating expenses[3]	1.03%	1.03%	1.78%	1.28%	0.57%	0.78%
Fee waiver and/or expense reimbursement[4]	-0.01%	-0.01%	-0.01%	-0.01%	-0.01%	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,3,4]	1.02%	1.02%	1.77%	1.27%	0.56%	0.77%

# 3057421  v. 4

1. The investment manager contractually agreed to waive a portion of its investment management fee to the extent necessary to limit the effective management fee rate paid by the Fund to 0.46% until August 31, 2017.  This waiver is not shown in the table above.  If the management fee waiver was shown in the table above, the Fund’s total annual Fund operating expenses after this fee waiver would be 0.94%, 0.94%, 1.69%, 1.19%, 0.48%, 0.69% for Class A, Class T, Class C, Class R, Class R6 and Advisor Class, respectively.

2. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

3. “Other expenses” and “Total annual Fund operating expenses” have been restated to reflect current fees and expenses as a result of the reorganization of the Franklin Flex Cap Growth Fund into the Fund, which occurred at the close of business on August 26, 2016. Consequently, the Fund’s “Total annual Fund operating expenses” differ from the ratio of expenses to average net assets shown in the Financial Highlights.

4. The investment manager also has contractually agreed in advance to reduce (waive) its fees as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$673	$883	$1,110	$1,762
Class T	$351	$569	$804	$1,478
Class C	$280	$559	$964	$2,095
Class R	$129	$405	$701	$1,545
Class R6	$57	$182	$317	$713
Advisor Class	$79	$248	$432	$966
If you do not sell your shares:
Class C	$180	$559	$964	$2,095

IV.        The following replaces the “Fund Summaries – Franklin Growth Opportunities Fund – Performance” section beginning on page 13 of the prospectus:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

# 3057421  v. 4

Best Quarter:	Q3'10	16.91%
Worst Quarter:	Q4'08	-21.07%
As of March 31, 2017, the Fund's year-to-date return was 11.13%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2016

	1 Year	5 Years	10 Years
Franklin Growth Opportunities Fund - Class A
Return Before Taxes	-8.53%	9.98%	6.99%
Return After Taxes on Distributions	-8.97%	9.44%	6.62%
Return After Taxes on Distributions and Sale of Fund Shares	-4.46%	7.92%	5.67%
Franklin Growth Opportunities Fund - Class T	-5.38%	10.73%	7.36%
Franklin Growth Opportunities Fund - Class C	-4.61%	10.49%	6.87%
Franklin Growth Opportunities Fund - Class R	-3.20%	11.05%	7.41%
Franklin Growth Opportunities Fund - Class R6	-2.50%	10.14%[1]	—
Franklin Growth Opportunities Fund - Advisor Class	-2.72%	11.61%	7.94%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	11.96%	14.65%	6.94%
Russell 3000® Growth Index (index reflects no deduction for fees, expenses or taxes)	7.39%	14.43%	8.28%

1. Since inception May 1, 2013.

No one index is representative of the Fund's portfolio.

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares. Class T shares performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

# 3057421  v. 4

V.         In the “Fund Summaries – Franklin Growth Opportunities Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 15 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

VI.        The following is added to the financial highlights charts in the “Fund Details – Franklin Growth Opportunities Fund – Financial Highlights” section of the prospectus beginning on page 50:

Class A
Six Months Ended October 31, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$30.40
Income from investment operations:[a]
Net investment income (loss)[b]	(0.08)
Net realized and unrealized gains (losses)	1.11
Total from investment operations	1.03
Less distributions from net realized gains:	--
Net asset value, end of period	$31.43
Total return[c]	3.39%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.06%
Expenses net of waiver and payments by affiliates	1.00%[e]
Net investment income (loss)	(0.48)%
Supplemental data
Net assets, end of year (000’s)	$2,281,539
Portfolio turnover rate	23.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the statement of operations in the Fund’s semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

Class C
Six Months Ended October 31, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$26.59
Income from investment operations:[a]
Net investment income (loss)[b]	(0.17)
Net realized and unrealized gains (losses)	0.96
Total from investment operations	0.79
Less distributions from net realized gains:	--
Net asset value, end of period	$27.38
Total return[c]	2.97%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.81%
Expenses net of waiver and payments by affiliates	1.75%[e]
Net investment income (loss)	(1.23)%
Supplemental data
Net assets, end of year (000’s)	$397,217
Portfolio turnover rate	23.98%

# 3057421  v. 4

aThe amount shown for a share outstanding throughout the period may not correlate with the statement of operations in the Fund’s semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

Class R
Six Months Ended October 31, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$29.37
Income from investment operations:[a]
Net investment income (loss)[b]	(0.11)
Net realized and unrealized gains (losses)	1.06
Total from investment operations	0.95
Less distributions from net realized gains:	--
Net asset value, end of period	$30.32
Total return[c]	3.23%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.31%
Expenses net of waiver and payments by affiliates	1.25%[e]
Net investment income (loss)	(0.73)%
Supplemental data
Net assets, end of year (000’s)	$52,268
Portfolio turnover rate	23.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the statement of operations in the Fund’s semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

Class R6
Six Months Ended October 31, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$32.39
Income from investment operations:[b]
Net investment income (loss)[c]	(--)[d]
Net realized and unrealized gains (losses)	1.16
Total from investment operations	1.16
Less distributions from net realized gains:	--
Net asset value, end of period	$33.55
Total return[e]	3.58%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.61%
Expenses net of waiver and payments by affiliates	0.55%[g]
Net investment income (loss)	(0.03)%
Supplemental data
Net assets, end of year (000’s)	$388,261
Portfolio turnover rate	23.98%

aFor the year May 1, 2013 (effective date) to April 30, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the statement of operations in the Fund’s semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

# 3057421  v. 4

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gBenefit of expense reduction rounds to less than 0.01%.

hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

Advisor Class
Six Months Ended October 31, 2016 (unaudited)
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$32.20
Income from investment operations:[a]
Net investment income (loss)[b]	(0.04)
Net realized and unrealized gains (losses)	1.17
Total from investment operations	1.13
Less distributions from net realized gains:	--
Net asset value, end of period	$33.33
Total return[c]	3.51%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.81%
Expenses net of waiver and payments by affiliates	0.75%[e]
Net investment income (loss)	(0.23)%
Supplemental data
Net assets, end of year (000’s)	$472,698
Portfolio turnover rate	23.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the statement of operations in the Fund’s semiannual report for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

VII.       The first table of the “Your Account – Choosing a Share Class” section on page 83 is replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 5.75% or less	Initial sales charge of 2.50% or less	No initial sales charge	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge is not applicable	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Lower annual expenses than Class C or R due to lower distribution fees (same as Class A)	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Franklin Growth Opportunities Fund began offering Class T shares on June 12, 2017.

VIII.       The “Your Account – Choosing a Share Class – Class A, C & R” section heading on page 84 is replaced with “Choosing a Share Class - Class A, T, C & R.”

IX.        The following is added to the “Your Account - Choosing a Share Class” section beginning on page 83:

Sales Charges - Class T
when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $250,000	2.50	2.56
$250,000 but under $500,000	2.00	2.04
$500,000 but under $1 million	1.50	1.52
$1 million or more	1.00	1.01

# 3057421  v. 4

1.     The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Distribution and Service (12b-1) Fees

Class T has a distribution plan, sometimes known as a Rule 12b-1 plan, which allows the Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class T shares and provide other services to shareholders. Because these fees are paid out of Class T’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

X.         The first sentence of the first paragraph of the “Your Account – Choosing a Share Class – Reinstatement Privilege” section on page 89 is replaced with the following:

If you sell any class of shares of a Franklin Templeton Investments fund (except Class T), you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class without an initial sales charge.

XI.        The “Your Account – Buying Shares – Minimum Investments – Class A, C & R” section heading on page 93 is replaced with “Minimum Investments – Class A, T, C & R.”

XII.       The first heading and paragraph of the “Your Account – Exchanging Shares – Exchange Privilege” section on page 101 is replaced with the following:

Class A, T, C & R

You can exchange shares between most Franklin Templeton funds within the same class,* generally without paying any additional sales charges. If you exchange shares from a money fund and those shares were not charged a sales charge previously, however, a sales charge may apply.  Further, any exchange between Franklin Templeton funds within Class T are subject to the Class T sales charges described under "Your Account — Choosing a Share Class — Class A, T, C & R — Sales Charges - Class T."

XIII.       The “Your Account – Account Policies – Calculating Share Price – Class A, C & R” section heading on page 105 is replaced with “Class A, T & C.”

XIV.      The following section is added after the “Your Account – Account Policies – Accounts with Low Balances” section beginning on page 107:

Redemptions

Typically, the Fund uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet all redemption needs.  In unusual circumstances or under stressed market conditions, the Fund may use other methods to meet redemptions, such as the use of lines of credit or interfund lending in reliance on exemptive relief from the SEC.  Also, see “Account Policies – Redemptions in Kind” for information regarding redemption requests that exceed $250,000 or 1% of the value of the Fund’s assets, whichever is less.

XV.       The following bullet point replaces the first bullet point under “Your Account – Account Policies – Additional Policies” on page 109:

•     Typically, redemptions are processed by the next business day provided the redemption request is received in proper form and good order, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund or there is another cause for delay (for example, if you sell shares recently purchased, proceeds may be delayed until your check, draft or wire/electronic funds transfer has cleared).

XVI.      The “Your Account – Account Policies – Dealer Compensation – Class A, C & R” section heading on page 110 is replaced with “Class A, T, C & R” and the table on page 110 is replaced with the following:

	Class A	Class T	Class C	Class R
Commission (%)	--	--	1.00[1]	--
Investment under $50,000	5.00	2.50	--	--
$50,000 but under $100,000	3.75	2.50	--	--
$100,000 but under $250,000	2.80	2.50	--	--
$250,000 but under $500,000	2.00	2.00	--	--
$500,000 but under $1 million	1.60	1.50	--	--
$1 million or more	up to 1.00	1.00	--	--
12b-1 fee to dealer	0.25[2,3]	0.25	1.00[4]	0.50

# 3057421  v. 4

Please keep this supplement with your prospectus for future reference.

# 3057421  v. 4

194 SA1 06/17

SUPPLEMENT DATED June 9, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED SEPTEMBER 1, 2016

OF

FRANKLIN STRATEGIC INCOME FUND

(a series of Franklin Strategic Series)

The statement of additional information (SAI) is amended as follows:

I.          The Franklin Strategic Income Fund will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.          The Fund’s classes on the cover of the SAI are replaced with the following:

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Franklin Strategic Income Fund	FRSTX	Pending	FSGCX	FKSRX	FGKNX	FKSAX

III.         The second paragraph on the cover of the SAI is revised as follows:

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund’s Annual Report to shareholders, for the fiscal year ended April 30, 2016, are incorporated by reference (are legally a part of this SAI). The unaudited financial statements in the Fund's Semiannual Report to shareholders, for the period ended October 31, 2016, are also incorporated by reference (are legally a part of this SAI).

IV.        The following is added under the “Organization, Voting Rights and Principal Holders” section beginning on page 75:

Effective on June 12, 2017, the Fund also began offering Class T shares.  The full title of the Class T shares of the Fund is:

•         Franklin Strategic Income Fund - Class T

V.         The principal holders list for the Fund under the “Organization, Voting Rights and Principal Holders” section beginning on page 75 is replaced with the following:

As of May 10, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	22.40
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	12.58
National Financial Services LLC* Attn: Mutual Fund Department, 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-1995	A	9.39
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	A	5.59
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	14.46
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	9.71
National Financial Services LLC* Attn: Mutual Fund Department, 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-1995	C	8.87
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	6.69
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97WLS 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	C	6.60
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	C	6.08
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr. Floor 3 Jersey City, NJ 07311-1114	C	5.05
Hartford Life Insurance Co. Separate Account Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	R	26.63
State Street Bank and Trust as Trustee and/or Custodian FBO ADP Access Product 1 Lincoln Street Boston, MA 02111-2901	R	12.87
Reliance Trust Co.* Cust. FBO MassMutual Omnibus PLL/SMF P.O. Box 48529 Atlanta, GA 30362-1529	R	9.84
DCGT* as Trustee and/or Custodian FBO PLIC Various Retirement Plans Omnibus Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50303	R	7.80
Franklin Conservative Allocation Fund Franklin Fund Allocator Series c/o Fund Accounting 3344 Quality Drive Rancho Cordova, CA 95670-7313	R6	34.79
Franklin Moderate Allocation Fund Franklin Fund Allocator Series c/o Fund Accounting 3344 Quality Drive Rancho Cordova, CA 95670-7313	R6	32.78
Franklin Growth Allocation Fund Franklin Fund Allocator Series c/o Fund Accounting 3344 Quality Drive Rancho Cordova, CA 95670-7313	R6	6.81
National Financial Services LLC* Attn: Mutual Fund Department, 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-1995	Advisor	13.52
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	10.98
American Enterprise Investment Svc.* 707 2nd Avenue S Minneapolis, MN 55402-2405	Advisor	8.11
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	7.44
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	6.13
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	Advisor	5.84
Age 17-20 Years FT 529 College Savings Plan c/o Fund Accounting 300 SE 2nd Street, Floor 8 Fort Lauderdale, FL 33301-1965	Advisor	5.31
RBC Capital Markets LLC* Mutual Fund Omnibus Processing Omnibus Attn: Mutual Fund Ops Manager 510 Marquette Avenue S Minneapolis, MN 55402-1110	Advisor	5.26

1

*       For the benefit of its customer(s).

VI.        The last paragraph under the “Organization, Voting Rights and Principal Holders” section on page 75 is replaced with the following:

As of May 10, 2017, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VII.       The first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 76 is replaced with the following:

2

The maximum initial sales charges are 4.25% and 2.50% for Class A and Class T shares, respectively. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

VIII.       “The Underwriter – Distribution and service (12b-1) fees - Class A, C and R” section heading on page 82 is replaced with “Distribution and service (12b-1) fees - Class A, T, C and R.”

IX.        Under the heading “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R,” the sub-heading “The Class A, C and R plans” on page 82 is replaced with “The Class A, T, C and R plans.”

X.         The following is added to “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 82:

The Fund may pay up to 0.25% per year of Class T's average daily net assets.

XI.        The second paragraph under “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 82 is replaced with the following:

The Class A and Class T plans are reimbursement plans. Each plan allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plans.

XII.       The first sentence of the second paragraph under the “Performance – Average annual total return before taxes” section on page 83 is replaced with the following:

When considering the average annual total return before taxes quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIII.       The second sentence of the third paragraph under the “Performance – Average annual total return after taxes on distributions” section on page 84 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIV.      The second sentence of the fourth paragraph under the “Performance – Average annual total return after taxes on distributions and sale of fund shares” section on page 84 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XV.       The first sentence of the first paragraph under the “Performance – Other performance quotations” section on page 85 is replaced with the following:

The Fund also may quote the performance of Class A and Class T shares without a sales charge.

Please keep this supplement for future reference.

3

FSS1 SA1 06/17

SUPPLEMENT DATED June 9, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED SEPTEMBER 1, 2016

OF

FRANKLIN GROWTH OPPORTUNITIES FUND

(a series of Franklin Strategic Series)

The statement of additional information (SAI) is amended as follows:

I.          The Franklin Growth Opportunities Fund will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.          The Fund’s classes on the cover of the SAI are replaced with the following:

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Franklin Growth Opportunities Fund	FGRAX	Pending	FKACX	FKARX	FOPPX	FRAAX

III.         The second paragraph on the cover of the SAI is revised as follows:

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund’s Annual Report to shareholders, for the fiscal year ended April 30, 2016, are incorporated by reference (are legally a part of this SAI). The unaudited financial statements in the Fund's Semiannual Report to shareholders, for the period ended October 31, 2016, are also incorporated by reference (are legally a part of this SAI).

IV.        The following is added under the “Organization, Voting Rights and Principal Holders” section beginning on page 52:

Effective on June 12, 2017, the Fund also began offering Class T shares.  The full title of the Class T shares of the Fund is:

•         Franklin Growth Opportunities Fund - Class T

V.         The principal holders list for the Fund under the “Organization, Voting Rights and Principal Holders” section beginning on page 52 is replaced with the following:

As of May 10, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Growth Opportunities Fund
Edward Jones & Co* 12555 Manchester Road St. Louis, MO 63131-3710	A	22.91
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	A	7.48
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	6.88
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	A	5.72
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	9.75
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	7.20
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	C	6.42
Raymond James Omnibus for Mutual Funds House Acct Firm 92500015 Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1102	C	5.05
State Street Bank and Trust as Trustee and/or Custodian FBO ADP Access Product 1 Lincoln Street Boston, MA 02111-2901	R	24.03
PIMS Prudential Retirement as Nominee for the Ttee Cust Pl 763 Swissport North America Inc 45025 Aviation Drive Suite 350 Dulles, VA 20166	R	7.57
Emjay Corporation Custodian FBO Plans of Great-West Financial 8515 E Orchard Road 2T2 Greenwood Village, CO 801111	R	7.02
FT Corefolio Allocation Fund F/T Fund Allocator Series c/o Fund Accounting 500 E Broward Boulevard Fort Lauderdale, FL 33394-3000	R6	63.86
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/9EGK9 4800 Deer Lake Drive E Jacksonville, FL 32246-6486	R6	25.34

1

*       For the benefit of its customer(s).

VI.        The last paragraph under the “Organization, Voting Rights and Principal Holders” section on page 53 is replaced with the following:

As of May 10, 2017, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VII.       The first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 54 is replaced with the following:

2

The maximum initial sales charges are 5.75% and 2.50% for Class A and Class T shares, respectively. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

VIII.       “The Underwriter – Distribution and service (12b-1) fees - Class A, C and R” section heading on page 60 is replaced with “Distribution and service (12b-1) fees - Class A, T, C and R.”

IX.        Under the heading “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R,” the sub-heading “The Class A, C and R plans” on page 60 is replaced with “The Class A, T, C and R plans.”

X.         The following is added to “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 60:

The Fund may pay up to 0.25% per year of Class T's average daily net assets.

XI.        The third paragraph under “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 60 is replaced with the following:

The Class A and Class T plans are reimbursement plans. Each plan allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plans.

XII.       The first sentence of the second paragraph under the “Performance – Average annual total return before taxes” section on page 62 is replaced with the following:

When considering the average annual total return before taxes quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIII.       The second sentence of the third paragraph under the “Performance – Average annual total return after taxes on distributions” section on page 62 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIV.      The second sentence of the fourth paragraph under the “Performance – Average annual total return after taxes on distributions and sale of fund shares” section on page 63 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XV.       The first sentence of the first paragraph under the “Performance – Other performance quotations” section on page 64 is replaced with the following:

The Fund also may quote the performance of Class A and Class T shares without a sales charge.

Please keep this supplement for future reference.

3

FRANKLIN STRATEGIC SERIES

FILE NOS. 033-39088 & 811-06243

PART C

OTHER INFORMATION

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust of Franklin Strategic Series, a Delaware statutory trust, dated April 11, 2007

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2012

(ii)

Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series, a Delaware statutory trust, dated April 11, 2007 and effective October 21, 2008

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2012

(b)	By-Laws

(i)

Second Amended and Restated By-Laws of Franklin Strategic Series, a Delaware statutory trust effective as of April 11, 2007

Filing: Post-Effective Amendment No. 51 to

Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2007

(c)	Instruments Defining Rights of Security Holders

	(i)	Amended and Restated Agreement and Declaration
	(a)	Article III, Shares
	(b)	Article V, Shareholders’ Voting Powers and Meetings
	(c)	Article VI, Net Asset Value, Distributions, Redemptions and Transfers
	(d)	Articles VIII, Certain Transactions – Section 4
	(e)	Articles X, Miscellaneous – Section 4

	(ii)	Amended and Restated By-Laws
	(a)	Article II, Meetings of Shareholders
	(b)	Article VI, Records and Reports – Section 1, 2 and 3
	(c)	Article VII, General Matters: - Sections 3, 4, 6 and 7
	(d)	Articles VIII, Amendment – Section 1

	(iii)	Part B: Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)

Management Agreement between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund (formerly Franklin Small Cap Growth Fund) and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 2, 1995

(ii)

Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated May 24, 1994

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 2, 1995

(iii)

Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund (formerly Franklin Small Cap Growth Fund) and Franklin Natural Resources Fund and Franklin Advisers, Inc., dated February 24, 1992

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 7, 1996

(iv)

Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated May 24, 1994

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 7, 1996

(v)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Focused Core Equity Fund and Franklin Advisers, Inc., dated May 1, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(vi)

Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Flex Cap Growth Fund and Franklin Advisers, Inc., dated January 1, 2008

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2008

(vii)

Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated January 1, 2008

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2008

(viii)

Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Natural Resources Fund and Franklin Small-Mid Cap Growth Fund and Franklin Advisers, Inc., dated January 1, 2008

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2008

(ix)

Amended and Restated Investment Management Agreement Between the Registrant, on behalf of Franklin Small Cap Growth Fund And Franklin Advisers, Inc., dated May 1, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(x)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Growth Opportunities Fund and Franklin Advisers, Inc., dated May 1, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(xi)

Investment Management Agreement between the Registrant, on behalf of Franklin Global Government Bond Fund and Franklin Templeton Investment Management Limited dated September 6, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(xii)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin Advisers, Inc., dated May 1, 2014

Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2014

(xiii)

Investment Management Agreement between the Registrant, on behalf of Franklin Flexible Alpha Bond Fund and Franklin Advisers, Inc., dated August 3, 2015

Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: July 29, 2015

(xiv)

Sub-Advisory Agreement on behalf of Franklin Flexible Alpha Bond Fund, between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC, dated August 3, 2015

Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: July 29, 2015

(e)	Underwriting Contracts

(i)

Amended and Restated Distribution Agreement between the Registrant on behalf of its series and Franklin/Templeton Distributors, Inc. dated January 1, 2011

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 58 to

Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2011

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 14, 1996

(ii)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 13, 1998

(iii)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 23, 1998

(iv)

Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 20, 2001

(v)

Amendment dated June 7, 2016 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2016

(vi)

Amendment dated June 7, 2016 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2016

(vii)

Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No.43 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 20, 2001

(viii)

Amendment dated February 8, 2016 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2016

(ix)

Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No.73 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: May 15, 2015

(x)

Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 14, 1996

(xi)

Amendment dated June 7, 2016 to Exhibit A of the Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2016

(h)	Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 and amended as of May 1, 2014 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Flex Cap Growth Fund, Franklin Small-Mid Cap Growth Fund, Franklin Strategic Income Fund and Franklin Natural Resources Fund

Filing: Post-Effective Amendment No. 76 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2015

(ii)

Subcontract for Fund Administrative Services dated May 1, 2013 and amended as of May 1, 2014 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Focused Core Equity Fund, Franklin Growth Opportunities Fund and Franklin Small Cap Growth Fund

Filing: Post-Effective Amendment No. 76 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2015

(iii)

Subcontract for Fund Administrative Services between Franklin Templeton Services, LLC and Franklin Templeton Investment Management Limited for the Registrant, on behalf of Franklin Global Government Bond Fund dated August 1, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(iv)

Subcontract for Fund Administrative Services dated May 1, 2014 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Biotechnology Discovery Fund

Filing: Post-Effective Amendment No.73 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: May 15, 2015

(v)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated June 1, 2014

Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2014

(vi)

Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for the Registrant, on behalf of Franklin Flexible Alpha Bond Fund dated August 3, 2015

Filing: Post-Effective Amendment No. 76 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2015

(i)	Legal Opinion

	(i)	Opinion and Consent of Counsel dated March 8, 1999 Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: March 11, 1999

(ii)

Opinion and Consent of Counsel dated June 20, 2013 on behalf of Franklin Global Government Bond Fund

Filing: Post-Effective Amendment No. 64 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 21, 2013

(iii)

Opinion and Consent of Counsel dated July 27, 2015 on behalf of Franklin Flexible Alpha Bond Fund

Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: July 29, 2015

(j)	Other Opinions

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

(i)

Letter of Understanding for Franklin Natural Resources Fund dated June 5, 1995

Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 5, 1995

(ii)

Letter of Understanding for Franklin Biotechnology Discovery Fund dated September 5, 1997

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 13, 1998

(iii)

Letter of Understanding for Franklin Growth Opportunities Fund (formerly Franklin Aggressive Growth Fund), dated June 22, 1999

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 28, 1999

(iv)

Letter of Understanding for Franklin Small Cap Growth Fund (formerly Franklin Small Cap Growth Fund II) dated April 28, 2000

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 30, 2000

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(ii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(iii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(iv)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(v)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Opportunities Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(vi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(vii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Core Equity Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  September 24, 2009

(viii)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 29, 2010

(ix)

Amended and Restated Class C Distribution Plan between the Registrant, on behalf of Franklin Growth Opportunities Fund, Franklin Flex Cap Growth Fund, Franklin Focused Core Equity Fund, Franklin Natural Resources Fund, Franklin Small-Mid Cap Growth Fund,  Franklin Small Cap Growth Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 29, 2010

(x)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Core Equity Fund, Franklin Growth Opportunities Fund, Franklin Flex Cap Growth Fund, Franklin Small Cap Growth Fund, Franklin Small-Mid Cap Growth Fund and Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 29, 2010

(xi)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Government Bond Fund and Franklin/Templeton Distributors, Inc., dated July 17, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(xii)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Government Bond Fund and Franklin/Templeton Distributors, Inc., dated July 17, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(xiii)

Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Government Bond Fund and Franklin/Templeton Distributors, Inc., dated July 17, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(xiv)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc. dated March 4, 2014

Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2014

(xv)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Flexible Alpha Bond Fund and Franklin/Templeton Distributors, Inc. dated August 3, 2015

Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: July 29, 2015

(xvi)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Flexible Alpha Bond Fund and Franklin/Templeton Distributors, Inc. dated August 3, 2015

Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: July 29, 2015

(xvii)

Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Flexible Alpha Bond Fund and Franklin/Templeton Distributors, Inc. dated August 3, 2015

Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: July 29, 2015

	(xviii)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc.

	(xix)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Growth Opportunities Fund, and Franklin/Templeton Distributors, Inc.

(n)	Rule 18f-3 Plan

(i)

Amended and Restated Multiple Class Plan for Franklin Natural Resources Fund dated July 17, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(ii)

Amended and Restated Multiple Class Plan for Franklin Small Cap Growth Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: April 30, 2013

(iii)

Amended and Restated Multiple Class Plan for Franklin Small-Mid Cap Growth Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: April 30, 2013

(iv)

Amended and Restated Multiple Class Plan for Franklin Focused Core Equity Fund, dated December 6, 2012

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: April 30, 2013

(v)

Amended and Restated Multiple Class Plan for Franklin Biotechnology Discovery Fund dated March 4, 2014

Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2014

(vi)

Multiple Class Plan for Franklin Global Government Bond Fund dated July 17, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(vii)

Multiple Class Plan for Franklin Flexible Alpha Bond Fund dated May 19, 2015

Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: July 29, 2015

	(viii)	Form of Amended Multi-Class Plan for Franklin Strategic Income Fund

	(ix)	Form of Amended Multi-Class Plan for Franklin Growth Opportunities Fund

(p)	Code of Ethics

	(i)	Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: August 27, 2014

(q)	Power of Attorney

	(i)	Power of Attorney dated June 13, 2013 Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: August 28, 2013

	(ii)	Power of Attorney dated October 1, 2014 – Mary C. Choksi Filing: Post-Effective Amendment No.73 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: May 15, 2015

Item 29.    Persons Controlled by or Under Common Control with the Fund

None

Item 30.    Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of the Investment Adviser

(a)  Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b)  Franklin Templeton Investment Management Limited (FTIML)

FTIML serves as the investment manager of Franklin Global Government Bond Fund. FTIML is an indirect subsidiary of Templeton Worldwide, Inc., which is a subsidiary of Resources.  For additional information please see Part B and Schedules A and D of Form ADV of FTIML (SEC File 801-55170), incorporated herein by reference, which sets forth the officers and directors of FTIML and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(c)  Franklin Templeton Institutional, LLC (FT Institutional)

FT Institutional is an indirect, wholly-owned subsidiary of Resources, serves as sub-advisor for one of the series in the Trust. The officers of FT Institutional also serve as officers for (1) Resources and/or (2) other investment companies in the Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of FT Institutional (SEC File 801-60684), incorporated herein by reference, which sets forth the officers of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

Item 32.    Principal Underwriters

a)    Franklin/Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Fund
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

b)    The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

c)    Not Applicable.  Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Registrant at One Franklin Parkway, San Mateo CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services LLC both of whose address is 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 31st day of May, 2017.

Franklin Strategic Series

(Registrant)

By: /s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON*	Chief Executive Officer – Investment
Edward B. Jamieson	Management
Dated: May 31, 2017

LAURA F. FERGERSON*	Chief Executive Officer – Finance
Laura F. Fergerson	And Administration
Dated: May 31, 2017

GASTON GARDEY*	Chief Financial Officer and Chief
Gaston Gardey	Accounting Officer
Dated: May 31, 2017

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: May 31, 2017

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: May 31, 2017

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: May 31, 2017

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: May 31, 2017

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: May 31, 2017

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: May 31, 2017

LARRY D. THOMPSON*

Trustee
Larry D. Thompson	Dated: May 31, 2017

JOHN B. WILSON*

Trustee
John B. Wilson	Dated: May 31, 2017

*By:  /s/Karen L. Skidmore

Karen L. Skidmore

      Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN STRATEGIC SERIES

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

EX-99.(m)(xviii)	Form of Class T Distribution Plan for Franklin Strategic Income Fund

EX-99.(m)(xix)	Form of Class T Distribution Plan for Franklin Growth Opportunities Fund

EX-99.(n)(viii)	Form of Amended Multi-Class Plan for Franklin Strategic Income Fund

EX-99.(n)(ix)	Form of Amended Multi-Class Plan for Franklin Growth Opportunities Fund